INCOME TAXES (Details) ¥ in Thousands, $ in Thousands, $ in Millions	1 Months Ended		12 Months Ended					72 Months Ended
	Nov. 30, 2020	Aug. 31, 2019	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025
INCOME TAXES
Statutory tax rate in the PRC			25.00%	25.00%	25.00%	25.00%	25.00%
Effective tax rate			19.00%	19.00%	19.00%
Income tax benefit (expense)			¥ 1,400,492	$ 200,268		¥ 1,644,306	¥ 1,008,874
Hong Kong
INCOME TAXES
Statutory tax rate in the PRC			16.50%	16.50%	16.50%
Next tax rate for first minimum portion of assessable profits			8.25%	8.25%	8.25%
Income tax benefit (expense)					$ 2
Subsidiaries
INCOME TAXES
Preferential tax rate			15.00%	15.00%	15.00%
Qiyu
INCOME TAXES
Preferential tax rate			15.00%	15.00%	15.00%
Qiyu | Twenty Nineteen To Twenty Twenty Three
INCOME TAXES
Preferential tax rate	9.00%
Qiyu | High And New Technology Enterprises
INCOME TAXES
Preferential tax rate								15.00%
Beihai Qicheng Information & Technology Co., Ltd. ("Qicheng"), Qi'ang and Beihai Yunhua | Twenty Twenty Four To Twenty Thirty
INCOME TAXES
Preferential tax rate	15.00%
Beihai Qicheng Information & Technology Co., Ltd. ("Qicheng"), Qi'ang and Beihai Yunhua | Twenty Twenty Three To Twenty Twenty Seven
INCOME TAXES
Preferential tax rate		9.00%
Beihai Qicheng Information & Technology Co., Ltd. ("Qicheng"), Qi'ang and Beihai Yunhua | Subsidiaries
INCOME TAXES
Percentage of income tax exempt	40.00%
Beihai Qicheng Information & Technology Co., Ltd. ("Qicheng"), Qi'ang and Beihai Yunhua | West Development | Subsidiaries
INCOME TAXES
Preferential tax rate		15.00%